Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Private Client Services Funds
Entity Central Index Key	0001474365
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Capital Group California Core Municipal Fund
Shareholder Report [Line Items]
Fund Name	Capital Group California Core Municipal Fund
Class Name	Capital Group California Core Municipal Fund
Trading Symbol	CCCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group California Core Municipal Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/PCS-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/PCS-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCCMX	$ 28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s shares gained 4.49% for the year ended October 31, 2025. That result compares with a 4.70% gain for the Bloomberg California Short-Intermediate Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/PCS-returns
.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The U.S. Federal Reserve cut rates four times in response to growing labor market weakness, driving short-term yields lower. Long-term municipal yields initially rose but finished the period lower amid strong investor demand and a steepening yield curve. Meanwhile, Treasury yields declined since June, reflecting a shift toward safe-haven assets due to reduced issuance and economic slowdown concerns.
Within the fund,
holdings
in special tax debt were particularly additive to results relative to the index. Housing and health care bonds also contributed to relative returns. Curve positioning also modestly helped relative returns.
Conversely, the fund’s holdings in the transportation,
non
-general obligation government issues and education sectors pulled down returns relative to the index. Additionally, duration positioning somewhat weighed on relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
Capital Group California Core Municipal Fund *	4.49%	1.24%	1.86%
Bloomberg Municipal Bond Index †	4.17%	1.16%	2.42%
Bloomberg California Short-Intermediate Municipal Index †	4.70%	1.22%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 700,000,000
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 700
Total number of portfolio holdings	475
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	36%

Holdings [Text Block]
Portfolio
quality
summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Capital Group California Short-Term Municipal Fund
Shareholder Report [Line Items]
Fund Name	Capital Group California Short-Term Municipal Fund
Class Name	Capital Group California Short-Term Municipal Fund
Trading Symbol	CCSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group California Short-Term Municipal Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/PCS-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/PCS-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCSTX	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s shares gained 3.77% for the year ended October 31, 2025. That result compares with a 3.64% gain for the Bloomberg California Short Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/PCS-returns
.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The U.S. Federal Reserve cut rates four times in response to growing labor market weakness, driving short-term yields lower. Long-term municipal yields initially rose but finished the period lower amid strong investor demand and a steepening yield curve. Meanwhile, Treasury yields declined since June, reflecting a shift toward safe-haven assets due to reduced issuance and economic slowdown concerns.
Within the
fund
, holdings in special tax debt were particularly additive to the results relative to the index. Housing and utility bonds also boosted relative returns, as did curve positioning.
Conversely,
the
fund’s holdings in the transportation, education and non-general obligation government issues sectors weighed on returns relative to the index. The fund’s duration positioning also reduced relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
Capital Group California Short-Term Municipal Fund *	3.77%	1.17%	1.32%
Bloomberg Municipal Bond Index †	4.17%	1.16%	2.42%
Bloomberg California Short Municipal Index †	3.64%	1.25%	1.45%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 123,294,000
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 291,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 123,294
Total number of portfolio holdings	173
Total advisory fees paid (in thousands)	$ 291
Portfolio turnover rate	46%

Holdings [Text Block]
Portfolio
quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.